FINANCING RECEIVABLES AND OPERATING LEASES (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021	Mar. 31, 2020
Profit Recognized for Sales-type Leases [Abstract]
Net sales		$ 22,677		$ 14,943
Cost of sales		19,009		12,478
Gross profit		3,668		2,465
Interest Income on Sales-type Leases [Abstract]
Interest income on sales-type leases		3,943		3,904
Lease income on operating leases		17,421		24,711
Financing Receivables, Net [Abstract]
Unguaranteed residual value		4,222		6,424
Allowance for credit losses		(4,354)		(3,800)		$ (4,447)	$ (3,189)
Reported as [Abstract]
Current		89,829		61,492
Unguaranteed residual value for sales-type leases		4,222		6,424
Future scheduled minimum lease payments [Abstract]
Year ending March 31, 2024		28,478
2025		17,216
2026		9,662
2027		3,547
2028 and thereafter		1,254
Total		60,157
Investment in operating lease equipment - net [Abstract]
Cost of equipment under operating leases		15,301		13,044
Accumulated depreciation		(10,599)		(7,985)
Investment in operating lease equipment - net	[1]	4,702		5,059
Unguaranteed residual value of operating lease equipment net		1,717		1,717
Future scheduled minimum lease rental payments [Abstract]
Year ending March 31, 2024		1,618
2025		829
2026		269
2027		38
Total		2,754
Transfers of Financial Assets [Abstract]
Operating leases		14,600		6,900
Gain on sale of financing receivables		16,100		18,200		14,500
Proceeds from sale of financing receivables		706,000		855,100		364,000
Deferred revenue for servicing obligation		500		500
Notes Payable [Member] | Asset Pledged as Collateral [Member] | Nonrecourse [Member]
Transfers of Financial Assets [Abstract]
Finance receivables		35,700		21,100
Operating leases		2,500		2,000
Notes Receivable [Member]
Financing Receivables, Net [Abstract]
Gross receivables		117,008		80,517
Unguaranteed residual value		0	[2]	0	[3]
Unearned income		(5,950)		(2,728)
Allowance for credit losses		(801)	[4]	(708)	[4]	(1,212)	(798)
Total, net		110,257		77,081	[4]
Reported as [Abstract]
Current		65,738		45,415
Long-term		44,519		31,666
Total, net		110,257		77,081	[4]
Lease Receivables [Member]
Financing Receivables, Net [Abstract]
Gross receivables		60,157		38,788
Unguaranteed residual value		8,161	[2]	9,141	[3]
Unearned income		(8,050)		(3,604)
Allowance for credit losses		(981)	[4]	(681)	[4]	$ (1,171)	$ (610)
Total, net		59,287		43,644	[4]
Reported as [Abstract]
Current		24,091		16,077
Long-term		35,196		27,567
Total, net		59,287		43,644	[4]
Financing Receivables [Member]
Financing Receivables, Net [Abstract]
Gross receivables		177,165		119,305
Unguaranteed residual value		8,161	[2]	9,141	[3]
Unearned income		(14,000)		(6,332)
Allowance for credit losses	[4]	(1,782)		(1,389)
Total, net		169,544		120,725	[4]
Reported as [Abstract]
Current		89,829		61,492
Long-term		79,715		59,233
Total, net		$ 169,544		$ 120,725	[4]

[1]	Amounts include estimated unguaranteed residual values of $1,717 thousand as of both March 31, 2023, and 2022.
[2]	Includes unguaranteed residual values of $4,222 thousand that we retained after selling the related lease receivable.
[3]	Includes unguaranteed residual values of $6,424 thousand that we retained after selling the related lease receivable.
[4]	Refer to Note 7, “Allowance for Credit Losses” for details.